SEGMENTED INFORMATION - Summary of Segmented Basis About Certain Items in Brookfield Renewables Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 3,135	$ 1,141	$ 998	$ 900
Property, plant and equipment, at fair value	73,475	64,005
Total assets	94,809	76,128
Total liabilities	58,353	46,149
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	866	540
Property, plant and equipment, at fair value	30,949	31,704
Total assets	37,778	36,720
Total liabilities	27,465	25,608
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(112)	(85)
Property, plant and equipment, at fair value	(1,831)	(1,578)
Total assets	(2,272)	(1,529)
Total liabilities	(2,272)	(1,529)
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	2,381	686
Property, plant and equipment, at fair value	44,357	33,879
Total assets	59,303	40,937
Total liabilities	33,160	22,070
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	33,198	32,946
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	55	77
Property, plant and equipment, at fair value	14,669	15,134
Total assets	15,653	16,143
Total liabilities	9,187	9,231
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	52	20
Property, plant and equipment, at fair value	1,238	1,694
Total assets	1,452	1,880
Total liabilities	460	531
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	24	12
Property, plant and equipment, at fair value	2,801	2,490
Total assets	3,184	2,738
Total liabilities	1,725	1,645
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	19,939	16,841
Wind | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	453	225
Property, plant and equipment, at fair value	5,255	6,024
Total assets	7,081	6,802
Total liabilities	5,617	4,727
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	18,455	14,009
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	151	123
Property, plant and equipment, at fair value	3,784	3,635
Total assets	4,894	4,518
Total liabilities	3,393	3,484
Distributed energy & storage | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	70	50
Property, plant and equipment, at fair value	2,558	2,386
Total assets	3,313	2,842
Total liabilities	1,992	1,705
Sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	56	30
Property, plant and equipment, at fair value	644	341
Total assets	2,106	1,540
Total liabilities	934	1,126
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	5	3
Property, plant and equipment, at fair value	0	0
Total assets	95	257
Total liabilities	$ 4,157	$ 3,159